Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information

4. Segment Information

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (CODM). Our CODM has been identified as Mr. G. Kelly Martin, chief executive officer (CEO). On September 16, 2011, we announced the completion of the merger between Alkermes, Inc. and EDT. Prior to the divestment of the EDT business, our business was organized into two business units: BioNeurology and EDT, and our CEO reviewed the business from this perspective. Following the divestment of EDT, we are organized in a single operating segment structure. Segment performance is evaluated based on operating income/(loss).

For the years ended December 31, 2012, 2011 and 2010, our continuing and discontinued operations revenue is presented below by geographical area. Similarly, total assets, property, plant and equipment, and goodwill and intangible assets are presented below on a geographical basis at December 31, 2012 and 2011.

Revenue by region (by destination of customers) (in millions):

	2012	2011	2010
United States	$0.2	1.2	37.8
Ireland	—	1.7	1.9
Rest of world	—	1.1	4.4

Total revenue — continuing operations	$0.2	$4.0	$44.1

United States	886.0	866.6	785.0
Ireland	—	36.0	54.1
Rest of world	316.6	339.4	286.5

Total revenue — discontinued operations	$1,202.6	$1,242.0	$1,125.6

Total revenue — continuing and discontinued operations	$1,202.8	$1,246.0	$1,169.7

Total assets by region (in millions):

	2012	2011
Ireland	$755.4	$920.0
United States	793.9	753.8
Rest of world	90.9	80.0

Total assets	$1,640.2	$1,753.8

Property, plant and equipment by region (in millions):

	2012	2011
United States	$8.9	$78.4
Ireland	3.8	4.8

Total property, plant and equipment	$12.7	$83.2

Goodwill and other intangible assets by region (in millions):

	2012	2011
United States	$79.4	$192.1
Ireland	10.9	109.1
Rest of world	8.7	8.7

Total goodwill and other intangible assets	$99.0	$309.9

Major customers

The following customer or collaborator contributed to 10% or more of our revenue from continuing and discontinued operations in 2012, 2011 and 2010:

	2012	2011	2010
AmerisourceBergen Corporation	74%	60%	52%
Biogen Idec	26%	25%	22%

No other customer or collaborator accounted for more than 10% of our revenue from continuing and discontinued operations in 2012, 2011 or 2010.